Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Revenue	[1]	$ 12,586	$ 11,737	$ 11,683
Operating Expenses
Electric fuel and other energy-related purchases		2,301	2,333	2,725
Purchased electric capacity		6	99	330
Purchased gas		701	459	551
Other operations and maintenance		3,068	3,243	2,711
Depreciation and amortization		1,905	1,559	1,395
Other taxes		668	596	551
Total operating expenses		8,649	8,289	8,263
Income from operations		3,937	3,448	3,420
Earnings from equity method investee		(18)	111	56
Other income	[1]	358	429	312
Interest and related charges		1,205	1,010	904
Income from operations before income tax expense		3,090	2,867	2,828
Income tax expense		(30)	655	905
Net Income Including Noncontrolling Interests		3,120	2,212	1,923
Noncontrolling Interests		121	89	24
Net Income		$ 2,999	$ 2,123	$ 1,899
Earnings Per Common Share
Net income attributable to Dominion Energy-Basic		$ 4.72	$ 3.44	$ 3.21
Net income attributable to Dominion Energy-Diluted		4.72	3.44	3.20
Dividends Declared Per Common Share		$ 3.035	$ 2.800	$ 2.590
Virginia Electric and Power Company
Operating Revenue		$ 7,556	$ 7,588	$ 7,622
Operating Expenses
Electric fuel and other energy-related purchases	[2]	1,909	1,973	2,320
Purchased electric capacity		6	99	330
Affiliated suppliers		309	310	279
Other		1,169	1,547	1,355
Depreciation and amortization		1,141	1,025	953
Other taxes		290	284	264
Total operating expenses		4,824	5,238	5,501
Income from operations		2,732	2,350	2,121
Other income		76	56	68
Interest and related charges	[2]	494	461	443
Income from operations before income tax expense		2,314	1,945	1,746
Income tax expense		774	727	659
Net Income		1,540	1,218	1,087
Dominion Energy Gas Holdings, LLC
Operating Revenue	[3]	1,814	1,638	1,716
Operating Expenses
Purchased gas	[3]	132	109	133
Other energy-related purchases	[3]	21	12	21
Affiliated suppliers		87	81	64
Other	[3]	524	469	388
Depreciation and amortization		227	204	217
Other taxes		185	170	166
Total operating expenses		1,176	1,045	989
Income from operations		638	593	727
Earnings from equity method investee		21	21	23
Other income		104	87	63
Interest and related charges	[3]	97	94	73
Income from operations before income tax expense		666	607	740
Income tax expense		51	215	283
Net Income		$ 615	$ 392	$ 457

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to affiliates.
[3]	See Note 24 for amounts attributable to related parties.